Quantified Managed Income Fund Investor Class Shares QBDSX Advisor Class Shares QBDAX	Quantified Market Leaders Fund Investor Class Shares QMLFX Advisor Class Shares QMLAX
Quantified Alternative Investment Fund Investor Class Shares QALTX Advisor Class Shares QALAX	Quantified STF Fund Investor Class Share QSTFX Advisor Class Shares QSTAX
Quantified Tactical Fixed Income Fund Investor Class Shares QFITX Advisor Class Shares QTSAX	Quantified Evolution Plus Fund Investor Class Shares QEVOX Advisor Class Shares- QEVAX
Quantified Common Ground Fund Investor Class Shares QCGDX Advisor Class Shares QCGAX	Quantified Pattern Recognition Fund Investor Class Shares QSPMX Advisor Class Shares QSPAX
Quantified Tactical Sectors Fund Investor Class Shares QTSSX Advisor Class Shares QTSTX	Quantified Government Income Tactical Fund Investor Class Shares QGITX Advisor Class Shares QGATX
Quantified Rising Dividend Tactical Fund Investor Class Shares QRDTX Advisor Class Shares QRDAX	Quantified Global Fund Investor Class Shares QGBLX Advisor Class Shares QGBAX

Quantified Eckhardt Managed Futures Strategy Fund

Investor Class Shares QETCX

Advisor Class Shares QETAX

PROSPECTUS

November 1, 2024

Supplement dated June 10, 2025 to the
Prospectus and each Summary Prospectus each dated November 1, 2024

Effective May 27, 2025, Timothy Hanna concluded his service as a portfolio manager for the Funds. Any references to Mr. Hanna should be disregarded.

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This Supplement and the existing Prospectus, Summary Prospectuses, and Statement of Additional Information ("SAI") each dated November 1, 2024, provide relevant information for all shareholders and should be retained for future reference. These documents, which have been filed with the U.S Securities and Exchange Commission, are incorporated by reference. The Prospectus, Summary Prospectus, and SAI can be obtained without charge by visiting www.advisorspreferred.com or by calling toll-free 1-855-64-QUANT (1-855-647-8268).

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